Document and Entity Information Document	Aug. 09, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	Ralph Lauren Corporation
Entity Central Index Key	0001037038
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13057
Entity Tax Identification Number	13-2622036
Entity Address, Address Line One	650 Madison Avenue,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	318-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	RL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false